Subsequent Events (Details) - USD ($)								9 Months Ended
	Nov. 13, 2024	Oct. 11, 2024	Oct. 03, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	Dec. 14, 2021	Dec. 14, 2024	Sep. 30, 2024	Oct. 21, 2024	Sep. 11, 2024
Subsequent Events
Aggregate redemption amount					$ 197,694,657
Common stock, par value (In dollars per share)											$ 0.0001
Sponsor
Subsequent Events
Maximum borrowing capacity of related party promissory note							$ 350,000
Class A common stock subject to redemption
Subsequent Events
Number of shares exercised their right to redeem				2,986,952		18,849,935
Redemption price per share				$ 10.79					$ 10.49
Aggregate redemption amount				$ 32,214,591	$ 197,694,657				$ 32,214,591
Holders of number of shares exercised the right to redeem the shares				2,986,952					18,849,935
Subsequent Events
Subsequent Events
Number of shares exercised their right to redeem	1,125,126
Redemption price per share	$ 11.08
Aggregate redemption amount	$ 12,000,000
Minimum net tangible assets outstanding subject to non redemption										$ 5,000,001
Subsequent Events | Sponsor promissory note | Sponsor
Subsequent Events
Maximum borrowing capacity of related party promissory note			$ 1,000,000
Subsequent Events | Class A common stock subject to redemption
Subsequent Events
Redemption price per share		$ 11.08
Aggregate redemption amount								$ 32,214,591
Holders of number of shares exercised the right to redeem the shares		985,170						2,986,952